Acquisition of Copper Mountain Mining Corporation (Tables) - Copper Mountain Mining Corporation [Member]	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about consideration transferred [Table Text Block]

Equity instruments (84,165,617 common shares of Hudbay)	$436.7
Cash	3.8
Consideration transferred - June 20, 2023	$440.5

Disclosure of detailed information about identifiable assets acquired and liabilities assumed [Table Text Block]
Fair value of net assets acquired / (liabilities) assumed	Final
Cash and cash equivalent	$14.5
Trade and other receivables	19.1
Inventories	47.9
Prepaid expenses	3.1
Other financial assets	8.5
Property, plant and equipment	434.8
Mineral properties	369.0
Inventories - low grade stockpile	6.0
Trade and other payables	(77.1)
Advances from Hudbay	(3.4)
Lease liabilities	(34.6)
Other financial liabilities	(9.6)
Long-term debt	(145.0)
Environmental and other provisions	(12.7)
Deferred tax liabilities	(148.2)
Total fair value of net identifiable assets acquired	$472.3

Disclosure of detailed information about goodwill upon acquisition [Table Text Block]
Final
Total consideration transferred	$440.5
Non-controlling interest	107.0
Less: value of net identifiable assets acquired	(472.3)
Goodwill upon acquisition at June 20, 2023	$75.2